CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Online game services	¥ 16,551,080	$ 2,407,255	¥ 71,564,023	¥ 48,565,620
Other revenues	941,335	136,911	1,644,143	7,719,902
Revenue, net, total	17,492,415	2,544,166	73,208,166	56,285,522
Sales taxes	(60,557)	(8,808)	(59,610)	(86,236)
Total net revenues	17,431,858	2,535,358	73,148,556	56,199,286
Cost of revenues	(16,435,590)	(2,390,457)	(23,782,054)	(48,518,779)
Gross profit	996,268	144,901	49,366,502	7,680,507
Operating (expenses) income:
Product development	(24,555,308)	(3,571,421)	(45,112,396)	(77,991,408)
Sales and marketing	(2,325,818)	(338,276)	(9,089,969)	(21,286,647)
General and administrative	(89,583,331)	(13,029,355)	(108,824,680)	(129,047,846)
Impairment on goodwill	0	0	0	(10,561,857)
Impairment on intangible assets	0	0	0	(68,003,805)
Gain on disposal of subsidiaries	10,473,159	1,523,258	0	0
Total operating expenses	(105,991,298)	(15,415,794)	(163,027,045)	(306,891,563)
Other operating income, net	229,538	33,385	349,954	3,604,749
Loss from operations	(104,765,492)	(15,237,508)	(113,310,589)	(295,606,307)
Impairment on equity investment and available-for-sale investment	(1,386,174)	(201,611)	0	(244,798,058)
Impairment on other investments	(7,776,157)	(1,130,995)	(9,109,312)	(2,806,439)
Interest income	193,928	28,206	30,525	161,144
Interest expense	(104,776,674)	(15,239,135)	(83,922,200)	(56,471,609)
Fair value change on warrants liability	2,251,427	327,456	12,615,466	48,057,204
(Loss) gain on disposal of equity investee and available-for-sale investment	0	0	115,349	(1,217,405)
Foreign exchange (loss) gain	(20,331,430)	(2,957,084)	19,206,747	(13,131,779)
Other income, net	1,598,663	232,516	4,669,587	3,179,508
Loss before income tax expense and share of loss in equity method investments	(234,991,909)	(34,178,155)	(169,704,427)	(562,633,741)
Income tax benefit	0	0	0	6,079,282
Recovery of equity investment in excess of cost	0	0	60,548,651	0
Share of loss in equity method investments	(4,292,887)	(624,375)	(2,937,131)	(110,535,486)
Net loss	(239,284,796)	(34,802,530)	(112,092,907)	(667,089,945)
Net (loss) gain attributable to noncontrolling interest	(16,332,968)	(2,375,532)	3,955,640	(58,584,204)
Net (loss) gain attributable to redeemable noncontrolling interest	(5,858,902)	(852,142)	2,117,303	(14,724,152)
Net loss attributable to The9 Limited	(217,092,926)	(31,574,856)	(118,165,850)	(593,781,589)
Change in redemption value of redeemable noncontrolling interest	(40,918,773)	(5,951,389)	(57,126,233)	(82,890,188)
Net loss attributable to holders of ordinary shares	(258,011,699)	(37,526,245)	(175,292,083)	(676,671,777)
Other comprehensive loss, net of tax:
Currency translation adjustments	(1,314,265)	(191,153)	(9,525,761)	(1,754,639)
Total comprehensive loss	(240,599,061)	(34,993,683)	(121,618,668)	(668,844,584)
Comprehensive (loss) gain attributable to:
Noncontrolling interest	(24,888,425)	(3,619,871)	13,457,650	(66,293,454)
Redeemable noncontrolling interest	(5,858,902)	(852,142)	2,117,303	(14,724,152)
The9 Limited	¥ (209,851,734)	$ (30,521,670)	¥ (137,193,621)	¥ (587,826,978)
Net loss attributable to holders of ordinary shares per share:
- Basic and diluted | (per share)	¥ (4.15)	$ (0.60)	¥ (5.24)	¥ (28.34)
Weighted average number of shares outstanding:
- Basic and diluted	62,114,760	62,114,760	33,426,448	23,874,102